Annual Operating Expenses {- Fidelity® Series Corporate Bond Fund} - 08.31 Fidelity Series Corporate Bond Fund PRO-04 - Fidelity® Series Corporate Bond Fund - Fidelity Series Series Corporate Bond Fund
Oct. 30, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none